Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Legal settlement	$ 5,625
Employee compensation and benefits	1,803	1,810	2,047
Professional fees	744
Product revenue allowances and reserves	143	327	394
Restructuring liability	63
Other	884	569	952
Total	$ 9,262	$ 2,706	$ 3,393